INVESTMENT SECURITIES (Details 2) $ in Millions			5 Months Ended	9 Months Ended	12 Months Ended
	May 04, 2017 EUR (€)	May 04, 2017 EUR (€)	May 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost				€ 0	€ 0	€ 9,292,000,000	[1]		$ 0
Gross Unrecognized Gains						304,000,000
Gross Unrecognized (Losses)						0
Fair Value						9,596,000,000
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less						85,000,000
Due from one to five years						4,539,000,000
Due from five to ten years						4,604,000,000
Due after ten years						64,000,000
Total Amortized Cost						9,292,000,000
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less						85,000,000
Due from one to five years						4,593,000,000
Due from five to ten years						4,796,000,000
Due after ten years						122,000,000
Total Fair Value						9,596,000,000
Held To Maturity Securities Textuals [Abstract]
EFSF bonds included in foreign government debt securities						9,060,000,000
Available For Sale Securities Textuals Details [Abstract]
The approximately amount of debt securities issued by other governments and public sector entities				6,100,000,000	6,100,000,000
Nomimal Amount of sold bond to members of the Eurosystem EFSF			€ 325,000,000	3,249,000,000
Gain from sold bonds to members of the Eurosystem EFSF			€ 5,000,000	65,000,000
Amount in Participation in the Bond Exchange Program	€ 3,017,000,000	€ 5,027,000,000
US Federal debt securities held by the bank				4,000,000	4,000,000	18,000,000
Amount relating to EFSF bond sold during 2016 including in Gain from debt securities issued by other governments and public sector					65,000,000
Amount relating exchange of VISA Europe shares for VISA Inc shares in the context of the acquisition of the former by the latter is included in Gain from equity securities in 2016					26,000,000
AFS pledged as collateral				€ 9,354,000,000	9,354,000,000	3,349,000,000
OTTI charges for available-for-sale and held-to-maturity securities					€ 3,000,000	32,000,000		€ 5,000,000
Greek Governments Debt Securities
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost						78,000,000
Gross Unrecognized Gains						69,000,000
Gross Unrecognized (Losses)						0
Fair Value						147,000,000
Debt securities issued by other governments and public sector entities
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost						9,129,000,000
Gross Unrecognized Gains						235,000,000
Gross Unrecognized (Losses)						0
Fair Value						9,364,000,000
Foreign Treasury Bills
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost						85,000,000
Gross Unrecognized Gains						0
Gross Unrecognized (Losses)						0
Fair Value						€ 85,000,000

[1]	Please see Note 43 for information regarding the restatement